Related party disclosures - Additional Information (Detail) - Barclay associate [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [Line Items]
Loan to and from material associate investment (offset in accordance with IAS32)	$ 237	$ 237
Average interest rate on interest payable and receivable relating to loan to and from material associate investment	2.10%	2.70%